Note 1 - Description of Plan 1 (Details Textual) - EBP 91-0369590 002 [Member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
EBP, Minimum Age of Participants	18
EBP, Minimum Age for Voluntary Catch-up Contributions	50
EBP, Automatic Enrollment, Starting Percentage Per Employee	3.00%
EBP, Automatic Enrollment, Annual Increase Percentage	1.00%
EBP, Automatic Enrollment Max Percentage Per Employee	6.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Noncash	$ 0
EBP, Vesting Percentage Per Year	25.00%
EBP, Award Vesting Period (Year)	4 years
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Termination, Maximum Age to Roll Account	65
EBP, Forfeited Nonvested Account	$ 104,695	$ 90,556
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	93,675
Maximum [Member]
EBP, Termination, Vested Balance to Cash Out	1,000
EBP, Termination, Vested Balance to Roll Account	5,000
Minimum [Member]
EBP, Termination, Vested Balance to Roll Account	1,000
EBP, Termination, Vested Balance Requiring Consent From Holder	$ 5,000